SEGMENT INFORMATION	3 Months Ended	12 Months Ended
	Aug. 31, 2011	May 31, 2011
SEGMENT INFORMATION
NOTE 15 – SEGMENT INFORMATION

ASC 280, Segment Reporting, establishes standards for reporting information about operating segments.  Operating segments are defined as components of an enterprise about which separate financial information is available that is regularly evaluated by the chief operating decision maker, or decision making group, in deciding how to allocate resources and in assessing performance.

Using these criteria, the Company's three reportable segments are cellular services, wholesale distribution and two-way radio services.

The Company’s cellular business segment represents its core business, which has been acquiring, billing, and supporting cellular subscribers under a revenue sharing relationship with AT&T and its predecessor companies for over 27 years. The consumer services and retail business within the cellular segment is operated primarily under the Hawk Electronics brand name, with additional business and government sales provided by a direct sales group operating throughout all of the Company’s markets. As a master distributor for AT&T wireless services, the Company controls the entire customer experience, including initiating and maintaining the cellular service agreements, rating the cellular plans, providing complete customer care, underwriting new account acquisitions and providing multi-service billing, collections, and account maintenance.

The Company’s wholesale business segment represents its distribution of cellular telephones, accessories, car audio and car security products to major carrier agents, rural cellular carriers, smaller consumer electronics and automotive retailers and auto dealers throughout the United States.

The two-way business segment includes radio services provided on the Company’s Logic Trunked Radio (“LTR”) system and the related radio equipment sales as well as radio equipment sales to customers operating their own two-way radio system.  Public safety equipment sales and services are also included in the two-way business segment.

Corporate overhead is reported separate from the Company’s identified segments.  The Corporate overhead costs include expenses for the Company’s accounting, information technology, human resources, marketing and executive management functions.

The following tables summarize the Company’s operating financial information by each segment for the fiscal years ended August 31, 2011 and 2010 (in thousands):

	Three Months Ended August 31, 2011
	Segments
	Cellular	Two-way	Wholesale	Corporate	Total
Operating revenues:
Service and installation revenue	$4,123	$358	$2	$-	$4,483
Product sales revenue	499	2,576	2,859	2	5,936
Total operating revenues	4,622	2,934	2,861	2	10,419

Operating expenses:
Cost of service and installation (exclusive of depreciation and amortization included below)	979	475	25	-	1,479
Cost of products sold	804	2,336	2,569	-	5,709
Selling and general and administrative	545	148	256	2,181	3,130
Depreciation and amortization	-	25	-	280	305
Total operating expenses	2,328	2,984	2,850	2,461	10,623
Income (loss) from operations	2,294	(50)	11	(2,459)	(204)

Other expense:
Interest expense, net	-	-	-	(527)	(527)

Income (loss) before income tax expense	2,294	(50)	11	(2,986)	(731)
Income tax expense	-	-	-	41	41
Net income (loss)	$2,294	$(50)	$11	$(3,027)	$(772)

	Three Months Ended August 31, 2010
	Segments
	Cellular	Two-way	Wholesale	Corporate	Total
Operating revenues:
Service and installation revenue	$5,264	$426	$30	$17	$5,737
Product sales revenue	893	684	1,662	2	3,241
Total operating revenues	6,157	1,110	1,692	19	8,978

Operating expenses:
Cost of service and installation (exclusive of depreciation and amortization included below)	1,144	367	16	-	1,527
Cost of products sold	1,078	524	1,261	(1)	2,862
Selling and general and administrative	910	150	411	2,445	3,916
Depreciation and amortization	-	21	-	258	279
Total operating expenses	3,132	1,062	1,688	2,702	8,584
Income (loss) from operations	3,025	48	4	(2,683)	394

Other expense:
Interest expense, net	-	-	-	(568)	(568)

Income (loss) before income tax expense	3,025	48	4	(3,251)	(174)
Income tax expense	-	-	-	56	56
Net income (loss)	$3,025	$48	$4	$(3,307)	$(230)

The Company identifies its assets by segment. Significant assets of the Company’s corporate offices include all of the Company’s cash, property and equipment, loan origination costs and the patent held for sale.  The Company’s assets by segment as of August 31, 2011 and May 31, 2011 are as follows:

	August 31, 2011			May 31, 2011
	Total Assets	Property and Equipment, net	Goodwill and Intangible Assets, net	Total Assets	Property and Equipment, net	Goodwill and Intangible Assets, net

Segment
Cellular	$7,894	$62	$3,133	$8,284	$62	$3,325
Two-way	3,536	388	374	2,031	394	374
Wholesale	1,173	9	-	1,121	8	-
Corporate	5,304	2,118	156	4,975	2,155	206

Totals	$17,907	$2,577	$3,663	$16,411	$2,619	$3,905

During the three months ended August 31, 2011 and 2010, the Company did not have a single customer that represented more than 10% of total segment revenues.

NOTE 15 – SEGMENT INFORMATION

ASC 280, Segment Reporting, establishes standards for reporting information about operating segments.  Operating segments are defined as components of an enterprise about which separate financial information is available that is regularly evaluated by the chief operating decision maker, or decision making group, in deciding how to allocate resources and in assessing performance.

Using these criteria, the Company's three reportable segments are cellular services, wholesale distribution and two-way radio services.

The Company’s cellular business segment represents its core business, which has been acquiring, billing, and supporting cellular subscribers under a revenue sharing relationship with AT&T and its predecessor companies for over 27 years. The consumer services and retail business within the cellular segment is operated primarily under the Hawk Electronics brand name, with additional business and government sales provided by a direct sales group operating throughout all of the Company’s markets. As a master distributor for AT&T wireless services, the Company controls the entire customer experience, including initiating and maintaining the cellular service agreements, rating the cellular plans, providing complete customer care, underwriting new account acquisitions and providing multi-service billing, collections, and account maintenance.  In January 2009, Teletouch entered into a new distribution agreement with T-Mobile USA, Inc. (“T-Mobile”). The Company closed its last two Oklahoma retail locations selling T-Mobile branded cellular services and products in October 2009. Subsequent to these closings, in January 2010, the Company mutually agreed to terminate its agreement with T-Mobile due to lower than expected activations and a variety of sales, commissions and operational support issues encountered.

On January 19, 2010, the Company signed a new two-year, national distribution agreement with Clearwire Communications (NASDAQ: CLWR) to sell its 4G service called CLEAR.  On January 26, 2010, the Company announced that it had recently entered into a two-year, Authorized Representative Agreement with Sprint (NYSE:S) subsidiary, Sprint Solutions, Inc.  In December 2010, the Company mutually agreed to terminate its agreement with Sprint due to lower than expected activations and a variety of sales and operational support issues encountered.

The Company’s wholesale business segment represents its distribution of cellular telephones, accessories, car audio and car security products to major carrier agents, rural cellular carriers, smaller consumer electronics and automotive retailers and auto dealers throughout the United States.

The two-way business segment includes radio services provided on the Company’s Logic Trunked Radio (“LTR”) system and the related radio equipment sales as well as radio equipment sales to customers operating their own two-way radio system.  Public safety equipment sales and services are also included in the two-way business segment.

Corporate overhead is reported separate from the Company’s identified segments.  The Corporate overhead costs include expenses for the Company’s accounting, information technology, human resources, marketing and executive management functions.

The following tables summarize the Company’s operating financial information by each segment for the fiscal years ended May 31, 2011 and 2010 (in thousands):

	Year Ended May 31, 2011
	Segments
	Cellular	Two-way	Wholesale	Corporate	Total
Operating revenues:
Service and installation revenue	$18,922	$1,507	$71	$75	$20,575
Product sales revenue	2,948	3,246	13,647	8	19,849
Total operating revenues	21,870	4,753	13,718	83	40,424

Operating expenses:
Cost of service and installation (exclusive of depreciation and amortization included below)	4,320	1,618	109	-	6,047
Cost of products sold	4,093	2,427	11,792	(1)	18,311
Selling and general and administrative	3,060	712	1,510	9,580	14,862
Depreciation and amortization	-	92	-	1,060	1,152
Impairment of asset held for sale	-	-	-	157	157
Loss on disposal of assets	-	-	-	16	16
Total operating expenses	11,473	4,849	13,411	10,812	40,545
Income (loss) from operations	10,397	(96)	307	(10,729)	(121)

Other expense:
Interest expense, net	-	-	-	(2,227)	(2,227)

Income (loss) before income tax expense	10,397	(96)	307	(12,956)	(2,348)
Income tax expense	-	-	-	153	153
Net income (loss)	$10,397	$(96)	$307	$(13,109)	$(2,501)

	Year Ended May 31, 2010
	Segments
	Cellular	Two-way	Wholesale	Corporate	Total
Operating revenues:
Service and installation revenue	$23,881	$1,881	$83	$98	$25,943
Product sales revenue	4,281	2,986	18,742	7	26,016
Total operating revenues	28,162	4,867	18,825	105	51,959

Operating expenses:
Cost of service and installation (exclusive of depreciation and amortization included below)	5,557	1,573	66	-	7,196
Cost of products sold	4,593	2,340	16,116	(21)	23,028
Selling and general and administrative	4,346	557	1,840	9,744	16,487
Depreciation and amortization	2	119	-	1,132	1,253
Loss on disposal of assets	-	-	-	17	17
Total operating expenses	14,498	4,589	18,022	10,872	47,981
Income (loss) from operations	13,664	278	803	(10,767)	3,978

Other income (expenses):
Interest expense, net	-	-	-	(2,261)	(2,261)
Other	-	-	-	167	167

Income (loss) before income tax expense	13,664	278	803	(12,861)	1,884
Income tax expense	-	-	-	284	284
Net income (loss)	$13,664	$278	$803	$(13,145)	$1,600

The Company identifies its assets by segment. Significant assets of the Company’s corporate offices include cash, property and equipment, loan origination costs and the patent held for sale.  The Company’s assets by segment as of May 31, 2011 and May 31, 2010 are as follows:

	Year Ended May 31, 2011			Year Ended May 31, 2010

	Total Assets	Property and Equipment, net	Goodwill and Intangible Assets, net	Total Assets	Property and Equipment, net	Goodwill and Intangible Assets, net

Segment
Cellular	$8,284	$62	$3,325	$10,362	$124	$4,068
Two-way	2,031	394	374	1,599	401	373
Wholesale	1,121	8	-	837	2	-
Corporate	4,975	2,155	206	8,886	2,222	244

Totals	$16,411	$2,619	$3,905	$21,684	$2,749	$4,685

During fiscal year 2011, the Company did not have a single customer that represented more than 10% of total segment revenues.